Document And Entity Information	Oct. 14, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2021
Entity Registrant Name	ARKO Corp.
Entity Central Index Key	0001823794
Entity Emerging Growth Company	false
Entity File Number	001-39828
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2784337
Entity Address, Address Line One	8565 Magellan Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23227-1150
City Area Code	(804)
Local Phone Number	730-1568
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Warrants Each Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	ARKOW
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ARKO
Security Exchange Name	NASDAQ